Changes in government grants (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Government grants [Line Items]
Government grants	₩ (522,476)	₩ (537,152)
Changes in government grants
Beginning balance	(537,152)	(527,095)
Receipt	(30,416)	(55,533)
Acquisitions	18,239	129,451
Offset the items of depreciation expense and others	40,028	38,354
Disposals	4,124	2,441
Others	(17,299)	(124,770)
Ending balance	(522,476)	(537,152)
Cash
Government grants [Line Items]
Government grants	0	0
Changes in government grants
Beginning balance	0	0
Receipt	(30,416)	(55,533)
Acquisitions	0	0
Offset the items of depreciation expense and others	0	0
Disposals	0	0
Others	30,416	55,533
Ending balance	0	0
Land
Government grants [Line Items]
Government grants	(21,968)	(21,968)
Changes in government grants
Beginning balance	(21,968)	(3,204)
Receipt	0	0
Acquisitions	0	0
Offset the items of depreciation expense and others	0	0
Disposals	0	5
Others	0	(18,769)
Ending balance	(21,968)	(21,968)
Buildings
Government grants [Line Items]
Government grants	(63,189)	(63,539)
Changes in government grants
Beginning balance	(63,539)	(61,188)
Receipt	0	0
Acquisitions	0	0
Offset the items of depreciation expense and others	6,836	5,996
Disposals	31	28
Others	(6,517)	(8,375)
Ending balance	(63,189)	(63,539)
Structures
Government grants [Line Items]
Government grants	(190,854)	(196,414)
Changes in government grants
Beginning balance	(196,414)	(197,641)
Receipt	0	0
Acquisitions	0	0
Offset the items of depreciation expense and others	10,292	10,011
Disposals	3,270	1,905
Others	(8,002)	(10,689)
Ending balance	(190,854)	(196,414)
Machinery
Government grants [Line Items]
Government grants	(173,242)	(183,188)
Changes in government grants
Beginning balance	(183,188)	(111,064)
Receipt	0
Acquisitions	0
Offset the items of depreciation expense and others	18,099	17,390
Disposals	823	489
Others	(8,976)	(90,003)
Ending balance	(173,242)	(183,188)
Vehicles
Government grants [Line Items]
Government grants	(4,220)	(6,322)
Changes in government grants
Beginning balance	(6,322)	(107)
Receipt	0	0
Acquisitions	0	0
Offset the items of depreciation expense and others	2,146	1,070
Disposals	0	14
Others	(44)	(7,299)
Ending balance	(4,220)	(6,322)
Equipment
Government grants [Line Items]
Government grants	(418)	(761)
Changes in government grants
Beginning balance	(761)	(732)
Receipt	0	0
Acquisitions	0	0
Offset the items of depreciation expense and others	365	454
Disposals	0	0
Others	(22)	(483)
Ending balance	(418)	(761)
Tools
Government grants [Line Items]
Government grants	(675)	(1,027)
Changes in government grants
Beginning balance	(1,027)	(430)
Receipt	0	0
Acquisitions	0	0
Offset the items of depreciation expense and others	432	354
Disposals	0	0
Others	(80)	(951)
Ending balance	(675)	(1,027)
Construction in progress
Government grants [Line Items]
Government grants	(54,740)	(49,084)
Changes in government grants
Beginning balance	(49,084)	(135,807)
Receipt	0
Acquisitions	18,239	129,451
Offset the items of depreciation expense and others	0	0
Disposals	0	0
Others	(23,895)	(42,728)
Ending balance	(54,740)	(49,084)
Finance lease assets
Government grants [Line Items]
Government grants	(26)	(27)
Changes in government grants
Beginning balance	(27)	0
Receipt	0	0
Acquisitions	0	0
Offset the items of depreciation expense and others	1	1
Disposals	0	0
Others	0	(28)
Ending balance	(26)	(27)
Investment properties
Government grants [Line Items]
Government grants	(50)	(83)
Changes in government grants
Beginning balance	(83)	(64)
Receipt	0	0
Acquisitions	0	0
Offset the items of depreciation expense and others	1	2
Disposals	0	0
Others	32	(21)
Ending balance	(50)	(83)
Software
Government grants [Line Items]
Government grants	(420)	(486)
Changes in government grants
Beginning balance	(486)	(595)
Receipt	0	0
Acquisitions	0	0
Offset the items of depreciation expense and others	254	255
Disposals	0	0
Others	(188)	(146)
Ending balance	(420)	(486)
Development expenditures
Government grants [Line Items]
Government grants	(2,110)	(3,702)
Changes in government grants
Beginning balance	(3,702)	(5,152)
Receipt	0	0
Acquisitions	0	0
Offset the items of depreciation expense and others	1,591	2,811
Disposals	0
Others	1	(1,361)
Ending balance	(2,110)	(3,702)
Intangible assets under development
Government grants [Line Items]
Government grants	(10,564)	(10,540)
Changes in government grants
Beginning balance	(10,540)	(11,090)
Receipt	0	0
Acquisitions	0	0
Offset the items of depreciation expense and others	0	0
Disposals	0	0
Others	(24)	550
Ending balance	(10,564)	(10,540)
Usage rights of donated assets and other
Government grants [Line Items]
Government grants	0	(11)
Changes in government grants
Beginning balance	(11)	(21)
Receipt	0	0
Acquisitions	0	0
Offset the items of depreciation expense and others	11	10
Disposals	0	0
Others	0	0
Ending balance	0	(11)
Others
Government grants [Line Items]
Government grants	0	0
Changes in government grants
Beginning balance	0	0
Receipt	0	0
Acquisitions	0	0
Offset the items of depreciation expense and others	0	0
Disposals	0	0
Others	0	0
Ending balance	₩ 0	₩ 0